United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                    Form N-Q
             Quarterly Schedule of Portfolio Holdings of Registered
                        Management Investment Companies


                                    811-21249

                      (Investment Company Act File Number)


              Federated Premier Intermediate Municipal Income Fund
         ---------------------------------------------------------------

               (Exact Name of Registrant as Specified in Charter)



                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000


                                 (412) 288-1900
                         (Registrant's Telephone Number)


                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)



                        Date of Fiscal Year End: 11/30/04


                 Date of Reporting Period: Quarter ended 8/31/04




Item 1.     Schedule of Investments






Federated Premier Intermediate Municipal Income Fund
Portfolio of Investments
August 31, 2004 (unaudited)


   Principal                                                   Credit
   Amount                                                      Rating               Value


                  INTERMEDIATE AND Long-Term
                  Municipals--99.9%
                  Alaska--2.6%
$  3,815,000      Alaska State Housing Finance Corp., State
                  Capitalization Project Revenue Bonds,
                  (Series A), 5.00% (MBIA Insurance Corp.
                  INS), 7/1/2011                               AAA / Aaa/ AAA    $  4,246,934
                  Arizona--1.6%
   1,000,000      Arizona Tourism & Sports Authority,
                  Multipurpose Stadium Facility Tax Revenue
                  Bonds (Series A), 5.00% (MBIA Insurance
                  Corp. INS), 7/1/2010                         NR / Aaa/ AAA        1,111,070
   1,500,000      Verrado Community Facilities District No.
                  1, AZ, Revenue Bonds, 6.15%, 7/15/2017       NR                   1,530,165
                  Total                                                             2,641,235
                  Arkansas--0.7%
   1,000,000      Arkansas Development Finance Authority,
                  Revenue Bonds, 7.25% (Washington Regional
                  Medical Center)/(Original Issue Yield:
                  7.40%), 2/1/2020                             BBB- / Baa3/ BBB     1,102,070
                  California--8.8%
   1,250,000      California Educational Facilities
                  Authority, Revenue Bonds (Series 2000A),
                  6.75% (Fresno Pacific University),
                  3/1/2019                                     NR / Baa3/ NR        1,381,012
   570,000        California Health Facilities Financing
                  Authority, Health Facility Revenue Bonds
                  (Series 2004I), 4.95% TOBs (Catholic
                  Healthcare West), Mandatory Tender
                  7/1/2014                                     BBB+ / Baa1/ BBB+    580,630
   4,000,000      California State, Refunding UT GO Bonds ,
                  5.25%, 2/1/2014                              A / A3/ BBB          4,418,560
   2,000,000      Golden State Tobacco Securitization
                  Corp., CA, Tobacco Settlement
                  Asset-Backed Revenue Bonds (Series
                  2003A-1), 6.25% (Original Issue Yield:
                  6.55%), 6/1/2033                             BBB / Baa3/ BBB      1,867,580
   2,000,000      Oakland, CA Redevelopment Agency, Tax
                  Allocation Bonds, 5.00% (FGIC INS),
                  9/1/2010                                     AAA / Aaa/ AAA       2,222,200
   1,855,000      San Francisco, CA City & County Airport
                  Commission, Revenue Refunding Bonds
                  (Second Series-Issue 29B), 5.00% (FGIC
                  INS), 5/1/2012                               AAA / Aaa/ AAA       2,058,364
   1,500,000      San Francisco, CA City & County Airport
                  Commission, Revenue Refunding Bonds
                  (Second Series-Issue 29B), 5.25% (FGIC
                  INS), 5/1/2013                               AAA / Aaa/ AAA       1,691,715
                  Total                                                             14,220,061
                  Colorado--3.3%
   725,000        Antelope Heights Metropolitan District,
                  CO, LT GO Bonds, 8.00%, 12/1/2023            NR                   727,617
   500,000        Buckhorn Valley Metropolitan District No.
                  2, CO, LT GO Bonds, 7.00%, 12/1/2023         NR                   501,780
   500,000        Colorado Educational & Cultural
                  Facilities Authority, Revenue Refunding
                  Bonds (Series A), 6.25% (Denver
                  Academy)/(Original Issue Yield: 6.50%),
                  11/1/2013                                    BB+ / NR/ NR         503,585
   865,000        Conservatory Metropolitan District, CO,
                  LT GO Bonds, 7.40%, 12/1/2016                NR                   904,185
   1,855,000      Denver, CO City & County Airport
                  Authority, Airport Revenue Bonds, (Series
                  E), 6.00% (MBIA Insurance Corp. INS),
                  11/15/2011                                   AAA / Aaa/ AAA       2,161,205
   500,000        Southlands, CO Metropolitan District No.
                  1, LT GO Bonds (Series 2004), 7.00%
                  (Original Issue Yield: 7.05%), 12/1/2024     NR                   499,655
                  Total                                                             5,298,027
                  Connecticut--0.5%
   750,000        Connecticut State Development Authority,
                  First Mortgage Gross Revenue Health Care
                  Project Bonds (Series 2003), 5.75% (Elim
                  Park Baptist Home, Inc.)/(Original Issue
                  Yield: 5.90%), 12/1/2023                     BBB+ / NR/ NR        772,425
                  Delaware--0.6%
   1,000,000      Delaware Health Facilities Authority,
                  Revenue Bonds, 4.00% (Christiana Care
                  Health Services)/(AMBAC INS), 10/1/2007      AAA / Aaa/ AAA       1,053,210
                  District Of Columbia--1.4%
   2,000,000      District of Columbia, Refunding UT GO
                  (Series 2002C), 5.25% (XL Capital
                  Assurance Inc. INS), 6/1/2010                AAA / Aaa/ AAA       2,229,800
                  Florida--5.7%
   600,000   2,3  Capital Trust Agency, FL, Revenue Bonds
                  (Series 2003A), 8.95% (Seminole Tribe of
                  Florida Convention and Resort Hotel
                  Facilities), 10/1/2033                       NR                   696,750
   1,000,000 2,3  Capital Trust Agency, FL, Revenue Bonds
                  (Series 2001), 10.00% (Seminole Tribe of
                  Florida Convention and Resort Hotel
                  Facilities), 10/1/2033                       NR                   1,197,620
   300,000        Concorde Estates, FL Community
                  Development District, Revenue Bonds
                  (Series 2004B), 5.00% (Original Issue
                  Yield: 5.10%), 5/1/2011                      NR                   301,179
   800,000        Fishhawk Community Development District
                  II, Special Assessment Revenue Bonds
                  (Series 2004B), 5.125% (Original Issue
                  Yield: 5.20%), 11/1/2009                     NR                   810,656
   1,015,000      Gateway Services, FL Community
                  Development District, Special Assessment
                  Bonds (Series 2003B), 5.50% (Original
                  Issue Yield: 5.65%), 5/1/2010                NR                   1,028,012
   1,160,000      Heritage Harbour South Community
                  Development District, FL, Capital
                  Improvement Revenue Bonds (Series 2002B),
                  5.40% (Original Issue Yield: 5.50%),
                  11/1/2008                                    NR                   1,171,438
   750,000        Miami Beach, FL Health Facilities
                  Authority, Hospital Revenue Bonds (Series
                  2001A), 6.70% (Mt. Sinai Medical Center,
                  FL)/(Original Issue Yield: 6.80%),
                  11/15/2019                                   BB / Ba2/ BB         776,273
   400,000        Midtown Miami, FL Community Development
                  District, Special Assessment Bonds
                  (Series 2004A), 6.00%, 5/1/2024              NR                   408,636
   500,000        Orlando, FL Urban Community Development
                  District, Capital Improvement Revenue
                  Bonds, 6.00%, 5/1/2020                       NR                   508,820
   1,960,000      Palm Beach County, FL Health Facilities
                  Authority, Revenue Bonds, 5.625% (Adult
                  Communities Total Services,
                  Inc.)/(Original Issue Yield: 5.889%),
                  11/15/2020                                   BBB+ / NR/ BBB+      2,005,629
   380,000        Plantation, FL, Refunding & Improvement
                  Projects Revenue Bonds, 5.00% (FSA INS),
                  8/15/2020                                    NR / Aaa/ AAA        404,970
                  Total                                                             9,309,983
                  Georgia--1.9%
   750,000        Fulton County, GA Residential Care
                  Facilties, Revenue Bonds (Series 2004A),
                  6.00% (Canterbury Court), 2/15/2022          NR                   754,447
   2,115,000      Municipal Electric Authority of Georgia,
                  Revenue Bonds (Series 2002A), 5.25% (MBIA
                  Insurance Corp. INS), 11/1/2015              AAA / Aaa/ AAA       2,350,273
                  Total                                                             3,104,720
                  Hawaii--1.0%
   1,550,000      Hawaii State Department of Budget &
                  Finance, Special Purpose Revenue Bonds
                  (Series A), 7.00% (Kahala Nui)/(Original
                  Issue Yield: 7.00%), 11/15/2012              NR                   1,613,658
                  Illinois--3.2%
   1,000,000      Chicago, IL Board of Education, UT GO
                  Bonds (Series 2003A), 5.25% (MBIA
                  Insurance Corp. INS), 12/1/2012              AAA / Aaa/ AAA       1,129,990
   1,000,000      Chicago, IL Special Assessment,
                  Improvement Bonds (Series 2002), 6.626%
                  (Lakeshore East Project)/(Original Issue
                  Yield: 6.637%), 12/1/2022                    NR                   1,038,290
   1,790,000      Chicago, IL O'Hare International Airport,
                  Second Lien Passenger Facilities Revenue
                  Bonds (Series B), 5.50% (AMBAC INS),
                  1/1/2015                                     AAA / Aaa/ AAA       1,973,331
   1,000,000      Illinois Educational Facilities
                  Authority, Revenue Refunding Bonds
                  (Series A), 5.00% (Augustana
                  College)/(Original Issue Yield: 5.05%),
                  10/1/2014                                    NR / Baa1/ NR        1,045,250
                  Total                                                             5,186,861
                  Kansas--1.4%
   2,000,000      Wichita, KS Water & Sewer Utility,
                  Revenue Bonds (Series 2003), 5.00% (FGIC
                  INS), 10/1/2011                              AAA /  Aaa/ AAA      2,230,520
                  Kentucky--1.4%
   2,000,000      Kentucky EDFA, Revenue Bonds (Series A),
                  6.25% (Norton Healthcare, Inc.)/(Original
                  Issue Yield: 6.45%), 10/1/2012               NR / NR/ BBB+        2,172,380
                  Louisiana--3.1%
   1,535,000      Louisiana Local Government Environmental
                  Facilities Community Development
                  Authority, Revenue Bonds, 5.375% (BRCC
                  Facilities Corp.)/(MBIA Insurance Corp.
                  INS), 12/1/2014                              AAA / Aaa/ AAA       1,735,962
   1,630,000      Louisiana Local Government Environmental
                  Facilities Community Development
                  Authority, Revenue Bonds, 5.375% (BRCC
                  Facilities Corp.)/(MBIA Insurance Corp.
                  INS), 12/1/2015                              AAA / Aaa/ AAA       1,829,153
   1,500,000      West Feliciana Parish, LA, PCR Bonds ,
                  7.00% (Entergy Gulf States, Inc.),
                  11/1/2015                                    BB+ / Ba1/ NR        1,524,930
                  Total                                                             5,090,045
                  Massachusetts--3.9%
   2,500,000      Commonwealth of Massachusetts, LT GO
                  Bonds (Series C), 5.50% (FSA INS),
                  11/1/2010                                    AAA / Aaa/ AAA       2,849,525
   1,000,000      Commonwealth of Massachusetts, Refunding
                  LT GO Bonds (Series 1997A), 5.75% (FGIC
                  INS), 8/1/2008                               AAA / Aaa/ AAA       1,122,540
   2,105,000      Massachusetts Municipal Wholesale
                  Electric Co., Power Supply System Revenue
                  Bonds (Nuclear Project 3-A), 5.00% (MBIA
                  Insurance Corp. INS), 7/1/2011               AAA / Aaa/ AAA       2,329,688
                  Total                                                             6,301,753
                  Michigan--3.3%
   2,000,000      Cornell Township MI, Economic Development
                  Corp., Refunding Revenue Bonds , 5.875%
                  (MeadWestvaco Corp.), 5/1/2018               BBB / Baa2/ NR       2,084,300
   1,000,000      Grand Rapids & Kent County, MI Joint
                  Building Authority, Revenue Bonds, 5.25%,
                  12/1/2011                                    AAA / Aaa/ NR        1,128,420
   2,000,000      Michigan State Hospital Finance
                  Authority, Hospital Refunding Revenue
                  Bonds (Series 2003A), 5.625% (Henry Ford
                  Health System, MI), 3/1/2017                 A- / A1/ NR          2,153,820
                  Total                                                             5,366,540
                  Mississippi--2.4%
   2,500,000      Lowndes County, MS Solid Waste Disposal,
                  Refunding PCR Bonds (Series 1992B), 6.70%
                  (Weyerhaeuser Co.), 4/1/2022                 BBB / Baa2/ NR       2,850,475
   1,000,000      Mississippi Hospital Equipment &
                  Facilities Authority, Refunding &
                  Improvement Revenue Bonds, 5.75%
                  (Southwest Mississippi Regional Medical
                  Center)/(Original Issue Yield: 5.85%),
                  4/1/2023                                     BBB+ / NR/ NR        1,019,490
                  Total                                                             3,869,965
                  Missouri--2.3%
   1,450,000      St. Louis, MO, Airport Revenue Bonds
                  (Series A), 5.25% (MBIA Insurance Corp.
                  INS), 7/1/2009                               AAA / Aaa/ AAA       1,600,177
   1,060,000      St. Louis, MO, Airport Revenue Bonds
                  (Series A), 5.25% (MBIA Insurance Corp.
                  INS), 7/1/2010                               AAA / Aaa/ AAA       1,179,218
   910,000        St. Louis, MO, Airport Revenue Bonds
                  (Series A), 5.25% (MBIA Insurance Corp.
                  INS), 7/1/2011                               AAA / Aaa/ AAA       1,014,486
                  Total                                                             3,793,881
                  Nebraska--1.0%
   1,500,000      Nebraska Public Power District, Revenue
                  Bonds (Series 2002B), 5.00% (AMBAC INS),
                  1/1/2009                                     AAA / Aaa/ AAA       1,644,975
                  Nevada--2.6%
   2,000,000      Clark County, NV, IDRBs (Series 2003C),
                  5.45% TOBs (Southwest Gas Corp.),
                  Mandatory Tender 3/1/2013                    BBB- / Baa2/ NR      2,125,720
   1,000,000      Las Vegas, NV Special Improvement
                  District No. 607, Local Improvement
                  Special Assessment Bonds (Series 2004),
                  5.50%, 6/1/2013                              NR                   1,030,810
   1,000,000      North Las Vegas, NV Special Improvement
                  District No. 60, Local Improvement
                  Special Assessment Bonds (Series 2002),
                  6.40% (Aliante), 12/1/2022                   NR                   1,015,790
                  Total                                                             4,172,320
                  New Jersey--3.5%
   600,000        New Jersey EDA, Revenue Refunding Bonds
                  (Series A), 5.75% (Winchester Gardens at
                  Ward Homestead)/(Original Issue Yield:
                  5.75%), 11/1/2024                            NR /NR/ BBB-         603,384
   1,000,000      New Jersey Health Care Facilities
                  Financing Authority, Revenue Bonds, 6.00%
                  (Pascack Valley Hospital
                  Association)/(Original Issue Yield:
                  6.25%), 7/1/2013                             B+ / NR/ BB          936,700
   1,250,000      New Jersey State Transportation Corp.,
                  Certificates of Participation (Series
                  1999A), 5.00% (AMBAC INS), 9/15/2007         AAA / Aaa/ AAA       1,353,438
   1,450,000      New Jersey State, Refunding UT GO Bonds
                  (Series 2003J), 5.00%, 7/15/2009             AA- / Aa3/ AA-       1,596,668
   1,000,000      Passaic Valley, NJ Sewer Authority, Sewer
                  System Revenue Bonds (Series F), 5.00%
                  (FGIC INS), 12/1/2011                        NR / Aaa/ AAA        1,115,800
                  Total                                                             5,605,990
                  New Mexico--0.8%
   1,300,000      Farmington, NM, Refunding Revenue Bonds
                  (Series 2002A), 6.375% TOBs (El Paso
                  Electric Co.), Mandatory Tender 8/1/2005     BBB- / Ba1/ NR       1,336,530
                  New York--10.5%
   2,000,000      Dutchess County, NY IDA, Revenue Bonds,
                  5.00% (Marist College)/(Original Issue
                  Yield: 5.15%), 7/1/2020                      NR / Baa1/ NR        2,058,140
   395,000        Dutchess County, NY IDA, Civic Facility
                  Revenue Bonds (Series 2004B), 7.25% (St.
                  Francis Hospital and Health Centers),
                  3/1/2019                                     NR                   396,311
   4,000,000      Metropolitan Transportation Authority,
                  NY, Refunding Transportation Revenue
                  Bonds (Series 2002F), 5.00% (MBIA
                  Insurance Corp. INS), 11/15/2011             AAA / Aaa/ AAA       4,470,240
   2,000,000      New York City, NY, UT GO Bonds (Series
                  D), 5.00% (Original Issue Yield: 5.21%),
                  6/1/2017                                     A / A2/ A+           2,100,060
   500,000        New York City, NY, UT GO Bonds (Series
                  2001F), 5.25%, 8/1/2011                      A / A2/ A+           553,230
   2,360,000      New York State Dormitory Authority,
                  Insured Revenue Bonds (Series 2001A),
                  5.00% (NYSARC, Inc.)/(FSA INS), 7/1/2010     AAA / Aaa/ AAA       2,622,125
   1,490,000      New York State Dormitory Authority,
                  Revenue Bonds (Series 2003A), 5.25%
                  (Brooklyn Law School)/(Radian Asset
                  Assurance INS), 7/1/2009                     AA / NR/ NR          1,647,851
   1,795,000      New York State Urban Development Corp.,
                  Correctional & Youth Facilities Service
                  Contract Bonds (Series 2002C), 4.00% (New
                  York State)/(XL Capital Assurance Inc.
                  INS), 1/1/2010                               AAA / Aaa/ AAA       1,886,868
   1,225,000      Unadilla, NY Central School District No.
                  2, UT GO Bonds, 4.50% (FGIC INS),
                  6/15/2011                                    AAA / Aaa/ AAA       1,324,017
                  Total                                                             17,058,842
                  North Carolina--3.0%
   1,000,000      North Carolina Eastern Municipal Power
                  Agency, Power System Revenue Refunding
                  Bonds (SeriesD), 5.50%, 1/1/2014             BBB / Baa2/ BBB+     1,101,490
   500,000        North Carolina Medical Care Commission,
                  Health Care Facilities First Mortgage
                  Revenue Refunding Bonds (Series 2004A),
                  5.00% (Deerfield Episcopal Retirement
                  Community ), 11/1/2023                       NR /NR/ A-           497,220
   3,000,000      North Carolina Municipal Power Agency No.
                  1, Electric Revenue Bonds (Series 2003A),
                  5.50% (Catawba Electric), 1/1/2014           BBB+ / Baa1/ BBB+    3,306,000
                  Total                                                             4,904,710
                  Ohio--3.4%
   2,000,000      Ohio State, Higher Education Capital
                  Facilities Revenue Bonds (Series II-A),
                  5.00%, 12/1/2008                             AA / Aa2/ AA         2,200,420
   3,000,000      Ohio State Air Quality Development
                  Authority, PCR Refunding Bonds (Series
                  2002A), 6.00% (Cleveland Electric
                  Illuminating Co.), 12/1/2013                 BB+ / Baa3/ BBB-     3,095,580
   250,000   2,3  Port of Greater Cincinnati, OH
                  Development Authority, Special Assessment
                  Revenue Bonds, 6.30% (Cincinnati Mills),
                  2/15/2024                                    NR                   252,940
                  Total                                                             5,548,940
                  Oregon--0.6%
   1,000,000      Yamhill County, OR Hospital Authority,
                  Revenue Bonds, 6.50% (Friendsview
                  Retirement Community), 12/1/2018             NR                   1,015,790
                  Pennsylvania--10.0%
   1,400,000      Allegheny County, PA HDA, Health System
                  Revenue Bonds, (Series 2000B), 9.25%
                  (West Penn Allegheny Health
                  System)/(Original Issue Yield: 9.30%),
                  11/15/2015                                   B / B2/ B+           1,594,124
   281,000        Crawford County, PA Hospital Authority,
                  Senior Living Facilities Revenue Bonds,
                  5.90% (Wesbury United Methodist Community
                  Obligated Group), 8/15/2009                  NR / NR/ BBB-        286,847
   400,000        Crawford County, PA Hospital Authority,
                  Senior Living Facilities Revenue Bonds
                  (Series 1999), 6.125% (Wesbury United
                  Methodist Community Obligated
                  Group)/(Original Issue Yield: 6.32%),
                  8/15/2019                                    NR/  NR / BBB-       403,948
   1,550,000      Cumberland County, PA Municipal
                  Authority, Revenue Bonds (Series 2002A),
                  6.00% (Wesley Affiliated Services, Inc.
                  Obligated Group), 1/1/2013                   NR                   1,548,837
   3,975,000      Pennsylvania State IDA, EDRBs, 5.25%
                  (AMBAC INS), 7/1/2011                        AAA / Aaa/ AAA       4,485,748
   1,500,000      Pennsylvania State Higher Education
                  Facilities Authority, Health System
                  Revenue Bonds (Series A), 6.25% (UPMC
                  Health System), 1/15/2018                    A / NR/ A            1,646,055
   1,385,000      Pennsylvania State Turnpike Commission,
                  Oil Franchise Tax Revenue Bonds (Series
                  2003A), 5.00% (MBIA Insurance Corp. INS),
                  12/1/2010                                    AAA / Aaa/ AAA       1,547,003
   1,475,000      Philadelphia, PA Gas Works, Revenue Bonds
                  (Sixteenth Series), 5.25% (FSA INS),
                  7/1/2008                                     AAA / Aaa/ AAA       1,621,497
   1,000,000      Philadelphia, PA Water & Wastewater
                  System, Refunding Revenue Bonds, 5.25%
                  (AMBAC INS), 12/15/2011                      AAA / Aaa/ AAA       1,129,440
   1,860,000      State Public School Building Authority,
                  PA, Revenue Bonds, 5.25% (MBIA Insurance
                  Corp. INS), 9/1/2008                         AAA / Aaa/ AAA       1,984,527
                  Total                                                             16,248,026
                  South Carolina--0.7%
   1,000,000      Georgetown County, SC Environmental
                  Improvements, Refunding Revenue Bonds
                  (Series 2000A), 5.95% (International
                  Paper Co.), 3/15/2014                        BBB / Baa2/ NR       1,122,150
                  Texas--5.1%
   1,000,000      Abilene, TX HFDC, Retirement Facilities
                  Revenue Bonds (Series 2003A), 6.50%
                  (Sears Methodist Retirement ), 11/15/2020    NR                   1,028,340
   1,000,000      Brazos River Authority, TX, PCR Refunding
                  Bonds (Series 2003D), 5.40% TOBs (TXU
                  Energy), Mandatory Tender 10/1/2014          BBB / Baa2/ BBB      1,043,410
   1,000,000      Decatur, TX Hospital Authority, Hospital
                  Revenue Bonds (Series 2004A), 6.50% (Wise
                  Regional Health System), 9/1/2014            NR                   1,042,000
   1,500,000      Houston, TX Airport System, Subordinated
                  Lien Revenue Bonds, 5.25% (FSA INS),
                  7/1/2012                                     AAA / Aaa/ AAA       1,684,425
   500,000        Houston, TX HFDC, Retirement Facilities
                  Revenue Bonds (Series 2004A), 6.25%
                  (Buckingham Senior Living Community),
                  2/15/2020                                    NR                   500,175
   1,475,000      Houston, TX Hotel Occupancy Tax,
                  Convention & Entertainment Special
                  Revenue Bonds (Series 2001B), 5.375%
                  (AMBAC INS), 9/1/2013                        AAA / Aaa/ AAA       1,660,201
   250,000        Sabine River Authority, TX, Refunding PCR
                  Bonds (Series 2003A), 5.80% (TXU Energy),
                  7/1/2022                                     BBB / Baa2/ NR       255,808
   1,000,000      Tyler, TX HFDC, Hospital Revenue Bonds,
                  5.25% (Mother Frances Hospital), 7/1/2012    NR / Baa1/ BBB+      1,062,210
                  Total                                                             8,276,569
                  Virginia--1.8%
   882,000        Bell Creek CDA, VA, Special Assessment
                  Revenue Bonds (Series 2003), 6.75%,
                  3/1/2022                                     NR                   889,682
   1,000,000      Broad Street Community Development
                  Authority, VA, Revenue Bonds, 7.10%
                  (Original Issue Yield: 7.15%), 6/1/2016      NR                   997,090
   1,000,000      Peninsula Port Authority, VA, Residential
                  Care Facility Revenue Bonds (Series
                  2003A), 7.375% (Virginia Baptist Homes
                  Obligated Group)/(Original Issue Yield:
                  7.50%), 12/1/2023                            NR                   1,071,750
                  Total                                                             2,958,522
                  Washington--5.4%
   500,000        Skagit County, WA Public Hospital
                  District No. 1, Refunding Revenue Bonds,
                  6.00% (Skagit Valley Hospital), 12/1/2018    NR / Baa3/ NA        515,545
   1,005,000      Snohomish County, WA Public Utility
                  District No. 001, Refunding Generation
                  System Revenue Bonds (Series 2002B),
                  5.25% (FSA LOC), 12/1/2012                   AAA / Aaa/ AAA       1,136,414
   1,000,000      Spokane, WA, Refunding LT GO Bonds, 5.00%
                  (FGIC INS), 6/1/2011                         AAA / Aaa/ AAA       1,109,410
   1,460,000      Tobacco Settlement Authority, WA, Tobacco
                  Settlement Asset Backed Revenue Bonds,
                  6.50% (Original Issue Yield: 6.65%),
                  6/1/2026                                     BBB / Baa3/ NR       1,429,063
   1,000,000      Washington State Public Power Supply
                  System, Nuclear Project No, 2 Revenue
                  Refunding Bonds (Series 1992A), 6.30%
                  (Energy Northwest, WA)/(Original Issue
                  Yield: 6.40%), 7/1/2012                      AA- / Aaa/ AA-       1,195,250
   1,435,000      Yakima County, WA, LT GO Bonds (2002),
                  5.00% (AMBAC INS), 12/1/2010                 NR / Aaa/ AAA        1,596,782
   1,495,000      Yakima County, WA, LT GO Bonds (2002),
                  5.25% (AMBAC INS), 12/1/2011                 NR / Aaa/ AAA        1,688,005
                  Total                                                             8,670,469
                  Wisconsin--2.4%
   200,000        Wisconsin State HEFA, Revenue Bonds
                  (Series 2004), 5.50% (Blood Center of
                  Southeastern Wisconsin, Inc.)/(Original
                  Issue Yield: 5.583%), 6/1/2024               BBB+ / NR/ A-        202,618
   500,000        Wisconsin State HEFA, Revenue Bonds
                  (Series 2004A), 6.125% (Southwest Health
                  Center)/(Original Issue Yield: 6.15%),
                  4/1/2024                                     NR                   491,360
   1,000,000      Wisconsin State HEFA, Revenue Bonds,
                  7.125% (Community Memorial
                  Hospital)/(Original Issue Yield: 7.25%),
                  1/15/2022                                    NR                   1,022,420
   2,000,000      Wisconsin State HEFA, Revenue Bonds,
                  5.75% (SynergyHealth, Inc.), 11/15/2015      BBB+ / NR/ NR        2,107,640
                  Total                                                             3,824,038
                  Total INTERMEDIATE AND Long-Term
                  Municipals
                  (identified cost $157,500,678)                                    161,991,939
                  SHORT-TERM MUNICIPALS - 0.1%
                  Utah--0.1%
   150,000        Weber County, UT, (Series 2000B) Daily
                  VRDNs (IHC Health Services, Inc.)/
                  (WestLB AG (GTD) LIQ) (at amortized cost)    AA+ / Aa1/ NR        150,000
                  Total Investments -
                  100%
                  (identified cost $157,650,678)4                                   162,141,939
                  OTHER ASSETS AND LIABILITIES - NET                                (192,469)
                  LIQUIDATION VALUE OF
                  AUCTION
                  PREFERRED SHARES                                                  (61,025,000)
                  TOTAL NET ASSETS APPLICABLE
                  TO
                  COMMON SHAREHOLDERS                                            $  100,924,470


     At August 31, 2004, the fund holds no securities that are subject to the federal alternative minimum tax (AMT).

1 Current credit ratings provided by Standard & Poor's, Moody's Investor Service and Fitch Ratings, respectively, are unaudited.

2 Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. These securities, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At August 31, 2004, these securities amounted to $2,147,310 which represents 1.3% of total market value.

3 Denotes a restricted security, including securities purchased under Rule 144A that have been deemed liquid by criteria approved by the fund's Board of Trustees. At August 31, 2004, these securities amounted to $2,147,310 which represents 1.3% of total market value.

4 The cost of investments for federal tax purposes amounts to $157,650,409. The net unrealized appreciation of investments for federal tax purposes was $4,491,530. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $4,630,594 and net unrealized depreciation from investments for those securities having an excess of cost over value of $139,064.

Note: The categories of investments are shown as a percentage of total market value at August 31, 2004.

The following acronyms are used throughout this portfolio:
AMBAC       --American Municipal Bond Assurance Corporation
CDA         --Community Development Administration
EDA         --Economic Development Authority
EDFA        --Economic Development Financing Authority
EDRBs       --Economic Development Revenue Bonds
FGIC        --Financial Guaranty Insurance Company
FSA         --Financial Security Assurance
GO          --General Obligation
GTD         --Guaranteed
HDA         --Hospital Development Authority
HEFA        --Health and Education Facilities Authority
HFDC        --Health Facility Development Corporation
IDA         --Industrial Development Authority
IDRBs       --Industrial Development Revenue Bonds
INS         --Insured
LIQ         --Liquidity Agreement
LT          --Limited Tax
PCR         --Pollution Control Revenue
TOBs        --Tender Option Bonds
UT          --Unlimited Tax
VRDNs       --Variable Rate Demand Notes



Item 2.     Controls and Procedures

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


Item 3.     Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Federated Premier Intermediate Municipal Income Fund

By          /S/ Richard J. Thomas, Principal Financial Officer
            (insert name and title)

Date        October 25, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By          /S/ J. Christopher Donahue, Principal Executive Officer
Date        October 25, 2004


By          /S/ Richard J. Thomas, Principal Financial Officer
Date        October 25, 2004